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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-21482
                                  ---------------------------------------------

                       SunAmerica Specialty Series, Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          Harborside Financial Center
                                 3200 Plaza 5
                             Jersey City, NJ 07311
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             (Address of principal executive offices)  (Zip code)

                                   John Genoy
                                   President
                                SunAmerica Asset
                                Management Corp.
                          Harborside Financial Center
                                  3200 Plaza 5
                             Jersey City, NJ 07311
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   201-324-6414
                                                    ---------------------------
Date of fiscal year end:  10/31
                        -----------------------
Date of reporting period:  7/1/2009-6/30/2010
                         ----------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21482
Reporting Period: 07/01/2009 - 06/30/2010
SunAmerica Specialty Series









==============  SunAmerica Alternative Strategy ==============


ISHARES TRUST

Ticker:       IYT            Security ID:  464287242
Meeting Date: JAN 28, 2010   Meeting Type: Special
Record Date:  AUG 25, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       For          Management


--------------------------------------------------------------------------------

ISHARES TRUST

Ticker:       JKF            Security ID:  464288513
Meeting Date: JAN 28, 2010   Meeting Type: Special
Record Date:  AUG 25, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       For          Management


--------------------------------------------------------------------------------

ISHARES TRUST

Ticker:       JKF            Security ID:  464288588
Meeting Date: JAN 28, 2010   Meeting Type: Special
Record Date:  AUG 25, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       For          Management


--------------------------------------------------------------------------------

ISHARES TRUST

Ticker:       JKF            Security ID:  464288N22
Meeting Date: JAN 28, 2010   Meeting Type: Special
Record Date:  AUG 25, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee George G.C. Parker        For       For          Management
1.2   Elect Trustee J. Darrell Duffie         For       For          Management
1.3   Elect Trustee Cecilia H. Herbert        For       For          Management
1.4   Elect Trustee Charles A. Hurty          For       For          Management
1.5   Elect Trustee John E. Kerrigan          For       For          Management
1.6   Elect Trustee Robert H. Silver          For       For          Management
1.7   Elect Trustee Lee T. Kranefuss          For       Withhold     Management
1.8   Elect Trustee John E. Martinez          For       For          Management
1.9   Elect Trustee Robert S. Kapito          For       For          Management


--------------------------------------------------------------------------------

ISHARES TRUST

Ticker:       JKF            Security ID:  464288N99
Meeting Date: JAN 28, 2010   Meeting Type: Special
Record Date:  AUG 25, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee George G.C. Parker        For       For          Management
1.2   Elect Trustee J. Darrell Duffie         For       For          Management
1.3   Elect Trustee Cecilia H. Herbert        For       For          Management
1.4   Elect Trustee Charles A. Hurty          For       For          Management
1.5   Elect Trustee John E. Kerrigan          For       For          Management
1.6   Elect Trustee Robert H. Silver          For       For          Management
1.7   Elect Trustee Lee T. Kranefuss          For       Withhold     Management
1.8   Elect Trustee John E. Martinez          For       For          Management
1.9   Elect Trustee Robert S. Kapito          For       For          Management


--------------------------------------------------------------------------------

ISHARES TRUST

Ticker:       IYT            Security ID:  464287E33
Meeting Date: JAN 28, 2010   Meeting Type: Special
Record Date:  AUG 25, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee George G.C. Parker        For       For          Management
1.2   Elect Trustee J. Darrell Duffie         For       For          Management
1.3   Elect Trustee Cecilia H. Herbert        For       For          Management
1.4   Elect Trustee Charles A. Hurty          For       For          Management
1.5   Elect Trustee John E. Kerrigan          For       For          Management
1.6   Elect Trustee Robert H. Silver          For       For          Management
1.7   Elect Trustee Lee T. Kranefuss          For       Withhold     Management
1.8   Elect Trustee John E. Martinez          For       For          Management
1.9   Elect Trustee Robert S. Kapito          For       For          Management


--------------------------------------------------------------------------------

SPDR SERIES TRUST

Ticker:       TFI            Security ID:  78464A417
Meeting Date: JUN 18, 2010   Meeting Type: Special
Record Date:  JAN 6, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Frank Nesvet             For       Did Not Vote Management
1.2   Elect Director David M. Kelly           For       Did Not Vote Management
1.3   Elect Director Bonny Eugenia Boatman    For       Did Not Vote Management
1.4   Elect Director Dwight D. Churchill      For       Did Not Vote Management
1.5   Elect Director Carl G. Verboncoeur      For       Did Not Vote Management
1.6   Elect Director James E. Ross            For       Did Not Vote Management
2     Approve Multi-Manager Structure         For       Did Not Vote Management
3     Approve Change of Fundamental           For       Did Not Vote Management
      Investment Policy: Purchasing And
      Selling Real Estate
4     Approve Change of Fundamental           For       Did Not Vote Management
      Investment Policy: Issuing Senior
      Securities And Borrowing Money
5     Approve Change of Fundamental           For       Did Not Vote Management
      Investment Policy: Making Loans
6     Approve Change of Fundamental           For       Did Not Vote Management
      Investment Policy: Purchasing And
      Selling Commodities
7     Approve Change of Fundamental           For       Did Not Vote Management
      Investment Policy: Concentrating
      Investments In A Particular Industry Or
      Group Of Industries
8     Approve Change of Fundamental           For       Did Not Vote Management
      Investment Policy: Underwriting
      Activities
9     Approve Elimination of Fundamental      For       Did Not Vote Management
      Investment Policy: Outdated Policies
      Not Required By Law

========================== 2015 HIGH WATERMARK FUND ============================
The fund did not vote any proxies during the reporting period.

========================= 2020 HIGH WATERMARK FUND =============================
The fund did not vote any proxies during the reporting period.

========== END NPX REPORT

                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   SunAmerica Specialty Series, Inc.
             ------------------------------------------------------------------
By (Signature and Title)*  John Genoy, President
                         ------------------------------------------------------
Date  8/18/10
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